EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Schedule of outstanding stock options, share warrant obligations, RSUs and DSUs

	Three months ended March 31,
	2023	2022
	$	$
Net earnings (loss)	(15,583,446)	2,102,437
Basic weighted average number of common shares outstanding	220,777,661	190,002,712
Basic earnings (loss) per share	(0.07)	0.01

Basic weighted average number of common shares outstanding	220,777,661	190,002,712
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	8,496,714
Diluted weighted average number of common shares outstanding	220,777,661	198,499,426
Diluted earnings (loss) per share	(0.07)	0.01